SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Treasury shares (Details)	Dec. 31, 2025 $ / ¥
Translation into United States Dollars
Foreign exchange rate used to translate amounts denominated in RMB to US dollar	6.9931